Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) / provided by Operating Activities	$ (2,803)	$ 3,070	$ 15,129
Cash flows from Investing Activities
Net proceeds from sale of fixed assets		65	60
Net cash provided by / (used in) Investing Activities	(44,450)	50,994	6,002
Cash flows from Financing Activities
Principal payments of debt	(706)	(11,120)	(16,656)
Issuance of common stock	20,191
Follow-on offering issuance costs	(710)
Payment of financing costs	(219)	(2,837)
Net cash (used in)/provided by Financing Activities	37,547	(44,283)	(21,131)
Net increase / (decrease) in cash and cash equivalents	(9,706)	9,781
Cash and cash equivalents at beginning of year	9,706
Cash and cash equivalents at end of year		9,706
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) / provided by Operating Activities	(1,845)	32,633	(844)
Cash flows from Investing Activities
Investment in subsidiaries	(27,138)	(14,400)
Decrease/(increase) in Restricted cash	(79)	164	788
Net proceeds from sale of fixed assets		50	56
Net cash provided by / (used in) Investing Activities	(27,217)	(14,186)	844
Cash flows from Financing Activities
Proceeds from debt			500
Principal payments of debt		(6,029)	(500)
Issuance of common stock	20,191
Follow-on offering issuance costs	(710)
Payment of financing costs		(2,837)
Net cash (used in)/provided by Financing Activities	19,481	(8,866)
Net increase / (decrease) in cash and cash equivalents	(9,581)	9,581
Cash and cash equivalents at beginning of year	9,581
Cash and cash equivalents at end of year		$ 9,581